SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
PRC Statutory income tax rate		25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdiction		(9.00%)	(6.00%)	(10.00%)
The effect of change in the tax rate of subsidiaries		(7.00%)	(1.00%)	4.00%
Non-deductible expenses		(3.00%)	(1.00%)	(1.00%)
Additional deduction for research and development expenditures		4.00%	5.00%	8.00%
Share-based compensation		0.00%	0.00%	(4.00%)
Non-taxable income		1.00%	1.00%	1.00%
Permanent book-tax differences		0.00%	(4.00%)	(3.00%)
Change in valuation allowance	[1]	(13.00%)	(24.00%)	(43.00%)
Effective tax rates		(2.00%)	(5.00%)	(23.00%)

[1]	Included the impact of the valuation allowance decrease due to disposal of subsidiaries and tax losses forfeiture in 2024.